Warrant Liabilities (Details) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 21, 2022	Oct. 14, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant Liabilities (Details) [Line Items]
Number of shares issued		4,013,516		26,282,971		1,448,229
Number of holders to subscribe shares				43,625,825	42,002,325	6,206,481	815,700
Warrants exercise period	5 years	5 years
Public Warrant and Sponsor Warrant [Member]
Warrant Liabilities (Details) [Line Items]
Warrants with carrying amount (in Dollars)			$ 284,081	$ 430,180
Class C Ordinary Shares [Member]
Warrant Liabilities (Details) [Line Items]
Number of shares issued	8,349,958
Number of holders to subscribe shares		8,349,958
Public Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants				19,833,035
Sponsor Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Exercise price per (in Dollars per share)				$ 11.5
Warrants				6,449,936
Sponsor Warrants [Member] | Public Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants with carrying amount (in Dollars)				$ 430,180	$ 568,162
Class A-1 Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Number of shares issued		12,040,542
Exercise price per (in Dollars per share)		$ 2.9899
Class A-2 Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Number of shares issued		4,013,516
Exercise price per (in Dollars per share)		$ 5.9798
Class A3 Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Exercise price per (in Dollars per share)		$ 8.9697
Class A Ordinary Shares [Member]
Warrant Liabilities (Details) [Line Items]
Number of shares issued				325,000
Number of holders to subscribe shares		20,067,574
Share subscribed (in Dollars per share)		$ 0.307212
Class C Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Exercise price per (in Dollars per share)	$ 0.0001	$ 0.0001
Warrant issued	8,349,958	8,349,958